Long-term debt - Summary of Principal Payment on Long Term Debt Including Obligation Under Capital Lease (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 29, 2014	Mar. 30, 2013
Debt Disclosure [Abstract]
2015	$ 4,537
2016	5,196
2017	2,822
2018	2,119
2019	29,986
Thereafter	10,090
Long-term debt and Capital lease obligations	$ 54,750	$ 41,895